Loans (Servicing Assets) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans sold and serviced but owned by outside investors	$ 102,900	$ 113,200
Servicing Asset	1,400	753
Discount related to retained portion of unsold SBA loans	$ 854	$ 657
SBA Servicing Assets [Member]
Discount rate used to determine fair value of mortgage servicing assets	15.00%
SBA Servicing Assets [Member] | Minimum [Member]
Interest strip multiples range used to determine fair value	2.08%
Constant prepayment speeds range used to determine fair value	15.00%
SBA Servicing Assets [Member] | Maximum [Member]
Interest strip multiples range used to determine fair value	3.80%
Constant prepayment speeds range used to determine fair value	18.00%
Mortgage Servicing Assets [Member]
Discount rate used to determine fair value of mortgage servicing assets	12.00%
Period used to determine the fair value of mortgage servicing assets	7 years